DEFERRED TAX (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of deferred taxes [Abstract]
Schedule of Statutory Position and Tax Disclosure
The Group’s deferred tax assets and liabilities are as follows:

Statutory position	2022 £m	2021 £m	Tax disclosure	2022 £m	2021 £m
Deferred tax assets	5,228	3,118	Deferred tax assets	8,627	7,095
Deferred tax liabilities	(216)	(39)	Deferred tax liabilities	(3,615)	(4,016)
Asset at 31 December	5,012	3,079	Asset at 31 December	5,012	3,079

Schedule of Movements in Deferred Tax Liabilities and Assets
Movements in deferred tax assets and liabilities (before taking into consideration the offsetting of balances within the same taxing jurisdiction) can be summarised as follows:

Deferred tax assets	Tax losses £m	Property, plant and equipment £m	Provisions £m	Share- based payments £m	Pension liabilities £m	Derivatives £m	Asset revaluations £m	Other temporary differences £m	Total £m
At 1 January 2021	4,064	668	254	29	56	159	29	268	5,527
Credit (charge) to the income statement	959	76	12	(8)	15	541	(29)	(49)	1,517
Credit (charge) to other comprehensive income	–	–	36	–	(2)	–	–	–	34
Other credit to equity	–	–	–	17	–	–	–	–	17
At 31 December 2021	5,023	744	302	38	69	700	–	219	7,095
Credit (charge) to the income statement	39	(238)	113	(5)	(22)	(205)	8	62	(248)
Credit (charge) to other comprehensive income	–	–	(155)	–	–	1,928	–	–	1,773
Acquisitions	4	–	–	–	–	–	–	–	4
Other credit to equity	–	–	–	3	–	–	–	–	3
At 31 December 2022	5,066	506	260	36	47	2,423	8	281	8,627

Deferred tax liabilities	Capitalised software enhancements £m	Long-term assurance business £m	Acquisition fair value £m	Pension assets £m	Derivatives £m	Asset revaluations[1] £m	Other temporary differences £m	Total £m
At 1 January 2021	(228)	(843)	(372)	(392)	(756)	–	(240)	(2,831)
(Charge) credit to the income statement	(47)	(319)	20	(93)	(567)	(27)	(93)	(1,126)
(Charge) credit to other comprehensive income	–	–	–	(846)	814	(29)	–	(61)
Exchange and other adjustments	–	–	–	–	–	–	2	2
At 31 December 2021	(275)	(1,162)	(352)	(1,331)	(509)	(56)	(331)	(4,016)
(Charge) credit to the income statement	118	107	21	29	(32)	–	(164)	79
Credit to other comprehensive income	–	–	–	283	–	56	–	339
Acquisitions	(5)	–	(1)	–	–	–	–	(6)
Exchange and other adjustments	–	–	–	–	–	–	(11)	(11)
At 31 December 2022	(162)	(1,055)	(332)	(1,019)	(541)	–	(506)	(3,615)
1    Financial assets at fair value through other comprehensive income.